INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule Of Income tax expense
	2022	2021

Current income tax expense	$1,144	$27
Deferred income tax expense (recovery)	3,440	412
Total income tax expense (recovery)	$4,584	$439

Schedule Of reconciliation of income taxes
	2022	2021

Net income (loss) before income taxes	$7,680	$(1,618)
Net loss from discontinued operations before income taxes	-	-
Net income (loss) before income taxes	$7,680	$(1,618)

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	2,074	(437)

Reconciling items:
Effect of difference in foreign tax rates	326	11
Non-deductible/non-taxable items	1,205	675
Change in unrecognized deductible temporary differences	1,169	122
Impact of foreign exchange	(351)	75
Special mining duties	385	17
Revisions to estimates	(215)	313
Share issue costs	(3)	(249)
Other items	(6)	(88)

Income tax expense (recovery) recognized in the year	$4,584	$439

Schedule Of deferred tax impact
	December 31,	December 31,
	2022	2021

Deferred income tax assets	$1,426	$4,341
Deferred income tax liabilities	(6,647)	(6,122)

	$(5,221)	$(1,781)

Schedule Of income tax assets and liabilities
	December 31, 2022	December 31, 2021

Reclamation provision	$167	$272
Non-capital losses	-	3,525
Other deductible temporary differences	1,259	543
Exploration and evaluation assets	(3,310)	(3,326)
Plant, equipment and mining properties	(3,337)	(2,795)

Net deferred income tax liabilities	$(5,221)	$(1,781)

Schedule Of Unrecognized deductible temporary differences
	December 31, 2022	December 31, 2021

Tax losses carried forward - Canada	$20,370	$17,968
Tax losses carried forward - Mexico	42,575	-
Share issue costs	841	1,478
Plant, equipment and mining properties	411	341
Exploration and evaluation assets	1,156	1,244
Investments	1,289	(15)

Unrecognized deductible temporary differences	$66,642	$21,016